Other Current Liabilities	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Other Liabilities Disclosure [Abstract]
Other Current Liabilities

Note 6. Other Current Liabilities

Other current liabilities consisted of the following (in thousands):

	July 29, 2017	October 29, 2016
Payroll and related benefits and taxes	$29,434	$27,775
Incentive compensation	4,570	11,715
Customer sales program	4,359	3,549
Restructuring costs	1,275	359
Interest payable	1,757	9,444
Income taxes payable	6,027	8,716
Stock options	—	9,117
Dividends payable	3,190	—
Other	13,961	21,128

Total other current liabilities	$64,573	$91,803

Note 7. Other Current Liabilities

Other current liabilities consisted of the following:

	October 29, 2016	October 31, 2015
Payroll and related benefits and taxes	$27,775	$20,629
Incentive compensation	11,715	7,104
Customer sales program	3,549	3,292
Restructuring costs	359	1,776
Interest payable	9,444	9,036
Income taxes payable	8,716	—
Stock options	9,117	1,214
Other	21,128	12,022

Total other current liabilities	$91,803	$55,073